Cash and cash equivalents - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	$ 186	$ 290
Repayment of third party borrowings	142	158
Subsidiaries [Member]
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	1,090	1,089
Repayment of third party borrowings	$ 864	$ 703